Federated Municipal Opportunities Fund, Inc.
11TH ANNUAL REPORT
AUGUST 31, 1997
ESTABLISHED 1987

PRESIDENT'S MESSAGE
[graphic]

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present the 11th annual report for the fund. This report covers the twelve-month reporting period from September 1, 1996, through August 31, 1997. The fund's net assets total $443.4 million serving 12,000 shareholders.

It begins with a discussion with J. Scott Albrecht, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers.

Scott's comments cover the municipal market, the fund's performance, and investment strategy. Following his discussion are three additional items of shareholder interest. First is a series of graphs that display the results of both lump sum and systematic investments in the fund with dividends reinvested. Second is a complete listing of the fund's municipal bond holdings. Third is the fund's financial statements.

While federal tax reform proposals come and go, municipal bonds remain the only practical way to protect your investment income from taxes. Federated Municipal Opportunities Fund, Inc. has been providing tax-free income* from a broadly diversified portfolio of long-term municipal bonds since 1987. The fund's 30-day current net yield for Class A Shares on August 31, 1997, was 4.30%** based on offering price--free of federal regular income tax. This is the equivalent of a 7.12% yield on a taxable investment for an investor in the 39.60% federal income tax bracket--and equivalent to taxable yields of 6.23% and 6.71% for investors in the 31% and 36% tax brackets, respectively.+

* State, local, and federal alternative minimum taxes may apply.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.

+ The 30-day current net yield on 8/31/97 for Class B, Class C, and Class F Shares are 3.75%, 3.75%, and 4.46%, respectively. The taxable yield equivalents, based on offering price, for investors in 39.6%, 36%, and 31% federal tax brackets, are as follows: Class B Shares--6.21%, 5.86%, and 5.43%, respectively; Class C Shares--6.21%, 5.86%, and 5.43%, respectively; and Class F Shares--7.38%, 6.97%, and 6.46%, respectively.

Performance for the fund's share classes based on net asset value for the year ended 8/31/97 follow.++

                             DISTRIBUTIONS
                     TOTAL       FROM
                    RETURN      INCOME        SHARE PRICE GROWTH
 Class A Shares     9.07%       $0.570      $10.33 to $10.67 = 3.3%
 Class B Shares     8.17%       $0.493      $10.33 to $10.66 = 3.2%
 Class C Shares     8.17%       $0.493      $10.33 to $10.66 = 3.2%
 Class F Shares     9.07%       $0.570      $10.33 to $10.67 = 3.3%

At the end of the period, the fund's portfolio was invested across 141 tax-free securities issued by municipalities across 32 states and the District of Columbia. The fund's top five holdings and their market value were:

1. Indiana--Indianapolis Airport Authority          $19.1 million
2. Utah--Intermountain Power Agency                 $18.3 million
3. District of Columbia Revenue Bonds               $17.1 million
4. Illinois--Chicago O'Hare International Airport   $15.3 million
5. Illinois Health Facilities Authority             $11.4 million

Thank you for joining other shareholders of Federated Municipal Opportunities Fund, Inc. in seeking monthly investment income free of federal tax. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,
[Graphic]
Richard B. Fisher
President
October 15, 1997

++ Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A, B, C, and F Shares were 4.13%, 2.39%, 7.16%, and 7.01%, respectively.

INVESTMENT REVIEW

[Graphic]
J. Scott Albrecht
Vice President
Federated Advisers

[Graphic]
Mary Jo Ochson
Senior Vice President
Federated Advisers

[Graphic]
WHAT IS YOUR REVIEW OF THE MUNICIPAL BOND MARKET ENVIRONMENT DURING THE FUND'S FISCAL YEAR?

The market environment for fixed-income investments in general and municipal bonds, in particular, over the previous year has been relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, have continued to be very well behaved. In fact, several inflation indicators have actually suggested a deflationary environment for some markets. Municipal bond yields, as represented by the Bond Buyer 40 Index,* peaked at 6.06% early in the fiscal year (September 1996) and then began to trend lower, ending the period at 5.55% on August 31, 1997. The potentially biggest threat to the municipal bond market over the fiscal year was the Taxpayer Relief Act of 1997. The impact on the municipal bond market from the new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment, combined with lower interest rates, stable demand and a relatively limited supply of municipal bonds, provided a firm market environment.

[Graphic]
WHY HAVE MUNICIPAL BONDS BEEN AMONG THE BETTER PERFORMING FIXED-INCOME
MARKETS?

There are several reasons for the municipal bond markets strong relative performance this year. They have to do primarily with the municipal markets technical position, or the supply of and demand for municipal bonds. The demand for municipal bonds has been relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers, or individuals, are the primary component of municipal bond demand. Their participation in the market over the year has been mixed but has been stable enough to provide an important foundation for municipal bond prices.

* The Bond Buyer Index is a standard against which municipal bonds are measured.

[Graphic]
IN THIS ENVIRONMENT, HOW DID FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PERFORM WITH RESPECT TO INVESTMENT RETURN OVER ITS FISCAL YEAR?

For the twelve-month period ended August 31, 1997, investors in Federated Municipal Opportunities Fund, Inc. Class A, B, C, and F Shares received competitive total returns of 9.07%, 8.17%, 8.17%, and 9.07%, respectively, based on net asset value.* In comparison, the Lipper General Municipal Debt Fund Average total return based on net asset value for the year was 8.83%.**

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high coupon securities also provided positive incremental return over the period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, health care, and transportation sectors provided the best relative performance over the period.

[Graphic]
MONTHLY INCOME IS A PRIMARY CONSIDERATION FOR MANY INVESTORS. HOW DID THE FUND PERFORM IN TERMS OF INCOME AND YIELD?

Tax-free dividends were above-average, totaling $0.570 per share for Class A and F Shares, and $0.493 per share for Class B and C Shares. The 30-day current net yield on August 31, 1997, was 4.30% for Class A Shares, 3.75% for Class B Shares, 3.75% for Class C Shares, and 4.46% for Class F Shares based offering price.+

The fund's Class A Shares' yield of 4.30% has taxable yield equivalents of 7.12%, 6.71% and 6.23%, respectively, for investors in the 39.6%, 36%, and 31% federal tax brackets.++

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A, B, C, and F Shares were 4.13%, 2.39%, 7.16%, and 7.01%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

+ Performance quoted represents past performance and is not indicative of future results. Yield will vary. The 30-day current net yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. Then, the figure is compounded and annualized.

++ The taxable yield equivalents, based on offering price, for investors in 39.6%, 36%, and 31% federal tax brackets, are as follows:
Class B Shares--6.21%, 5.86%, and 5.43%, respectively; Class C
Shares--6.21%, 5.86%, and 5.43%, respectively; and Class F
Shares--7.38%, 6.97%, and 6.46%, respectively.

[Graphic]
AS WE NEAR THE END OF 1997, DO YOU FORESEE A FAVORABLE ENVIRONMENT AHEAD FOR MUNICIPAL BOND INVESTORS?

In general, yes. Inflation should continue to be negligible as a result of a high level of productivity in the U.S. economy, international competition, new technology, and the assistance provided by a relatively strong dollar. This reality should continue to provide a relatively favorable environment for fixed-income investments. Also, the supply of municipal bonds will continue to be somewhat constrained by historical standards, which will provide a favorable technical situation for the municipal market. Low inflation, stable demand and a constrained supply of municipal bonds should provide a favorable environment for municipal bonds going forward.

[Graphic]
WHAT CAUSED THE FUND'S MONTHLY DIVIDEND TO DECLINE?

During the last twelve months, the fund's net asset value per share has increased from $10.33 to $10.67. As the price of tax-free bonds increases, their yield declines. For example, the fund's Class F Shares' 30-day yield has declined from 5.79% on August 31, 1996, to 4.46% on August 31, 1997. As a consequence of the reduced yield of its portfolio, the fund's Class F Shares' monthly dividend was reduced from $0.053 per share to $0.047 per share over the same period. The annual dividend per share for each class of shares is contained in the Financial Highlights tables.

The acquisition of two other mutual funds in December 1996 also reduced the fund's yield. The average yield of the approximately $100 million of higher quality municipal bonds held by the acquired funds was less than the average yield of the fund's portfolio prior to the acquisition. Further, a restructuring of the fund was begun in the third quarter of 1996. As a result, the proceeds from the sale of several securities were reinvested in lower yielding bonds.

Finally, two bonds backed by office wastepaper to pulp recycling projects were deemed non-income producing after the underlying recycling facilities were shut down. The loss of income from these bonds, which represents 2.3% of the fund's net assets at August 31, 1997, contributed to the reduction in the fund's tax-exempt income. Both projects are in the process of being transferred to new owners pursuant to bankruptcy court orders. We anticipate issuance of a reduced principal amount of replacement bonds for these issues during the next twelve months, at which time the fund will again accrue income on these issues.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $11,000 IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., CLASS F SHARES ON 4/10/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $22,693 ON 8/31/97. YOU WOULD HAVE EARNED A 7.22% AVERAGE ANNUAL TOTAL RETURN FOR THE TEN-YEAR INVESTMENT LIFE SPAN.*

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

As of 9/30/97, the Class A Shares' average annual one-year and since inception (8/5/96) total returns were 3.99% and 4.35%, respectively. Class B Shares' average annual one-year and since inception (8/5/96) total returns were 2.18% and 3.48%, respectively. Class C Shares' average annual one-year and since inception (8/5/96) total returns were 6.91% and 7.76%, respectively. Class F Shares' average annual one-year, five-year, and ten-year total returns were 6.74%, 5.67%, and 7.56%, respectively.

[Graphic] - See Appendix (A)

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% sales charge and the 1% contingent deferred sales charge for Class F Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR ELEVEN YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $16,009.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Federated Municipal Opportunities Fund, Inc., Class F Shares on 4/10/87, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $11,000, but your account would have reached a total value of $16,009* by 8/31/97. You would have earned an average annual total return of 6.84%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

[Graphic] - See Appendix (B)

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
INVESTING FOR TAX-FREE MONTHLY INCOME

Fred and Margie Potter both work, and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in Federated Municipal Opportunities Fund, Inc., Class F Shares and continue to invest $500 in the fund on the first of every month.

As this chart shows, since that time, their investment has grown -- on a tax-free basis -- to $98,421 by August 31, 1997.* This represents a 6.80% average annual total return.+ For the Potters, the decision to invest tax-free has made the future worth waiting for.

[Graphic] - See Appendix (C)

* Income may be subject to the federal alternative minimum tax and state and local taxes.

+ This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
PORTFOLIO UPDATE

[Graphic] - See Appendix (D)


* Represents the credit quality of the fund's portfolio of investments as rated by Standard & Poor's. These figures are reflected as a percentage of total portfolio market value.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(CLASS A SHARES)

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS A SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) from 8/5/96 (start of performance) to 8/31/97 compared to the Lehman
Brothers Revenue Bond Index (LBRBI).+

[Graphic] - See Appendix (E)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS
ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY
INSURED.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(CLASS B SHARES)

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS B SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) from 8/5/96 (start of performance) to 8/31/97 compared to the Lehman
Brothers Revenue Bond Index (LBRBI).+

[Graphic] - See Appendix (F)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS
ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY
INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the fund reflects a 4.75% contingent deferred sales charge on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(CLASS C SHARES)

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS C SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) from 8/5/96 (start of performance) to 8/31/97 compared to the Lehman
Brothers Revenue Bond Index (LBRBI).+

[Graphic] - See Appendix (G)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS
ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY
INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the fund reflects a 1.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
(CLASS F SHARES)

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS F SHARES)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) from 8/31/87 to 8/31/97 compared to the Lehman Brothers Revenue Bond Index (LBRBI).+

[Graphic] - See Appendix (H)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS
ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY
INSURED.

* Represents a hypothetical investment of $10,000 in the fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The ending value of the fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 4 years from the purchase date. The fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBRBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. This index is unmanaged.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997

   PRINCIPAL                                                             CREDIT
     AMOUNT                                                                     RATING*          VALUE
 SHORT-TERM MUNICIPALS--0.3%
                         VIRGINIA--0.3%
 $          1,500,000 Virginia Peninsula Port Authority, (Series 1997)
                         Daily VRDNs (Ziegler Coal Holding Co.)/
                         (Bank of America NT and SA, San Francisco LOC)        A-1+   $1,500,000
                          TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)        1,500,000
 LONG-TERM MUNICIPALS--98.7%
                         ALABAMA--1.4%
           6,000,000 Courtland, AL IDB, Solid Waste Disposal Revenue
                         Bonds (Series A), 6.375% (Champion International
                         Corp.)/(Original Issue Yield: 6.52%), 3/1/2029         BBB        6,255,660
                         ALASKA--0.2%
                 250,000 Alaska State Housing Finance Corp., Collateralized
                         Home Mortgage Revenue Bonds, Series A-1, 7.625%,
                         12/1/2013                                             AAA        258,190
                 600,000 Alaska State Housing Finance Corp., Collateralized
                         Home Mortgage Revenue Bonds, Series B-1, 6.90%
                         (GNMA LOC), 6/1/2032                                  AAA        631,896
                          Total                                                           890,086
                         ARKANSAS--1.9%
               2,920,000 Conway, AR Hospital Authority, Revenue Bonds,
                         7.125%
                         (Conway Regional Hospital), 2/1/2013                  BBB+     3,132,518
               2,770,000 Conway, AR Hospital Authority, Revenue Refunding
                         Bonds, 8.125% (Conway Regional Hospital), 7/1/2005    BBB+     2,998,663
               1,000,000 Conway, AR Hospital Authority, Revenue Refunding
                         Bonds, 8.375% (Conway Regional Hospital), 7/1/2011    BBB+     1,087,640
               1,000,000 Little Rock, AR Health Facilities Board, Revenue
                         Refunding Bonds, 7.00% (Baptist Medical Center,
                         AR), 10/1/2017                                         A       1,084,540
                          Total                                                         8,303,361

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         CALIFORNIA--1.4%
 $            36,205,000 Anaheim, CA Public Financing Authority, Capital
                         Appreciation Lease Revenue Bonds (Series C) (FSA
                         INS)/(Original Issue Yield: 6.05%), 9/1/2031          AAA    $ 5,301,860
               5,000,000 Foothill/Eastern Transportation Corridor Agency,
                         CA, Sr. Lien Toll Road Capital Appreciation Revenue
                         Bonds (Series A)/(Original Issue Yield: 7.30%),
                         1/1/2026                                              BBB-       929,800
                          Total                                                         6,231,660
                         COLORADO--0.8%
                 570,000 Colorado HFA, SFM Revenue Bonds (Series A-2),
                         7.70% (FHA GTD), 2/1/2023                              AA        601,960
               2,460,000 Colorado HFA, SFM Revenue Bonds (Series C-2),
                         7.375% (FHA GTD), 8/1/2023                             AA      2,598,719
                 170,000 Colorado HFA, SFM Revenue Bonds (Series A), 8.00%
                         (Original Issue Yield: 8.133%), 3/1/2017               A         172,832
                 230,000 El Paso County, CO HFA, SFM Revenue Bonds, 8.00%
                         (GNMA COL), 9/1/2022                                  AAA        243,853
                          Total                                                         3,617,364
                         DISTRICT OF COLUMBIA--3.8%
              17,000,000 District of Columbia, Revenue Bonds, 5.625%
                         (American University)/(AMBAC INS)/(Original Issue
                         Yield: 5.90%), 10/1/2026                              AAA     17,061,710
                         FLORIDA--0.7%
               2,780,000 Lee County, FL HFA, SFM Step Coupon Revenue
                         Bonds, 5.60% (GNMA COL), 3/1/2029                     Aaa      3,056,999
                         IDAHO--0.8%
                 920,000 Idaho Housing Agency, SFM Revenue Bonds (Series A),
                         7.50% (FHA GTD), 7/1/2024                              AA        974,933
               2,385,000 Idaho Housing Agency, SFM Revenue Bonds (Series F-2),
                         7.80% (FHA GTD), 1/1/2023                              AA      2,522,114
                          Total                                                         3,497,047

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         ILLINOIS--10.0%
 $            15,400,000 Chicago O'Hare International Airport, Revenue
                         Bonds (Series A), 5.50% (AMBAC INS)/(Original
                         Issue Yield: 6.00%), 1/1/2016                         AAA   $ 15,275,876
               2,500,000 Chicago, IL, Collateralized SFM Revenue Bonds
                         (Series A), 7.25% (GNMA COL), 9/1/2028                Aaa      2,766,950
               1,100,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50%
                         (Peoples Gas Light & Coke Company), 3/1/2015          AA-      1,190,904
               1,480,000 Chicago, IL, Gas Supply Revenue Bonds, 7.50%
                         (Peoples Gas Light & Coke Company), 3/1/2015          AA-      1,602,307
               2,000,000 Chicago, IL, Water Revenue Bond, 7.20%
                         (PRF)/(Original Issue Yield: 7.35%), 11/15/2016        A1      2,166,400
               3,315,000 Granite City, IL Hospital Facilities Authority,
                         Revenue Refunding Bonds (Series A), 8.125% (St.
                         Elizabeth Medical Center)/(Original Issue Yield:
                         8.167%), 6/1/2008                                     BB+      3,498,982
               3,000,000 Illinois Development Finance Authority, Housing
                         Revenue Bonds, 6.10% (Catholic Charities Housing
                         Development Corp.), 1/1/2020                           NR      2,981,970
              10,000,000 Illinois Health Facilities Authority, Hospital
                         Revenue Bonds (Series A), 9.25% (Edgewater Hospital
                         & Medical Center, IL), 7/1/2024                        NR     11,435,400
               1,050,000 Illinois State University, Auxiliary Facilities
                         System Revenue Bonds, 7.40% (PRF)/(Original Issue
                         Yield: 7.444%), 4/1/2014                              Aaa      1,138,484
               2,000,000 Rolling Meadows, IL, Multifamily Mortgage Revenue
                         Refunding Bonds, 7.75% (Woodfield Garden
                         Apartments)/(Banque Paribas, Paris LOC), 2/1/2004      A-      2,115,460
                          Total                                                        44,172,733
                         INDIANA--8.1%
                 550,000 Beech Grove, IN, Economic Development Revenue Bond,
                         8.75% (Westvaco Corp.), 7/1/2010                       A       557,287

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
LONG-TERM MUNICIPALS--CONTINUED
                         INDIANA--CONTINUED
 $             1,000,000 Highland, IN School Building Corporation, First
                         Mortgage Revenue Bonds, 6.75% (PRF), 7/15/2012        AAA    $ 1,108,060
               3,000,000 Indiana Port Commission, Port Facility Revenue
                         Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012     Aa3      3,264,090
                 725,000 Indiana State HFA, SFM Revenue Bonds (Series A),
                         8.20% (GNMA COL), 7/1/2020                            Aaa        762,301
               2,785,000 Indiana State HFA, SFM Revenue Home Mortgage
                         Program (Series F-2), 7.75% (GNMA COL), 7/1/2022      Aaa      2,947,226
              17,100,000 Indianapolis, IN Airport Authority, Special
                         Facilities Revenue Bonds, 7.10% (Federal Express
                         Corp.)/(Original Issue Yield: 7.178%), 1/15/2017      BBB     19,073,169
               5,000,000 LaPorte County, IN Hospital Authority, Hospital
                         Facility Revenue Refunding Bonds, 6.00% (LaPorte
                         Hospital, Inc., IN)/(Original Issue Yield: 6.35%),
                         3/1/2023                                              Baa1     5,055,600
               3,000,000 LaPorte County, IN Hospital Authority, Hospital
                         Facility Revenue Refunding Bonds, 6.25% (LaPorte
                         Hospital, Inc., IN)/(Original Issue Yield: 6.35%),
                         3/1/2012                                              Baa1     3,087,630
                          Total                                                        35,855,363
                         IOWA--0.2%
               1,000,000 Davenport, IA PCA, PCR Refunding Bonds, Nicols-
                         Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005   NR      1,029,040
                         KENTUCKY--0.9%
               3,500,000 Kenton County, KY Airport Board, Special
                         Facilities Revenue Bonds (Series A), 7.50% (Delta
                         Air Lines, Inc.)/(Original Issue Yield: 7.60%),
                         2/1/2020                                              BB+      3,858,995
                         LOUISIANA--6.2%
               3,000,000 De Soto Parish, LA Environmental Improvement
                         Authority, Revenue Bonds, 7.70% (International
                         Paper Co.), 11/1/2018                                  A-      3,505,740

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         LOUISIANA--CONTINUED
 $             5,000,000 Lake Charles, LA Harbor & Terminal District, Port
                         Facilities Revenue Refunding Bond, Trunkline Lining
                         Co. Project, 7.75% (Panhandle Eastern Corp.),
                         8/15/2022                                              A3    $ 5,717,900
                 750,000 Rapides Parish, LA Housing & Mortgage Finance
                         Authority, SFM Revenue Bonds, 7.25% (United States
                         Treasury PRF), 8/1/2010                               Aaa        856,358
               5,645,000 St. Charles Parish, LA, PCR Bonds, 7.50%
                         (Louisiana Power & Light Co.)/(Original Issue
                         Yield: 7.542%), 6/1/2021                              BBB      6,193,920
               1,400,000 St. Charles Parish, LA, PCR Bonds, 8.00%
                         (Louisiana Power & Light Co.), 12/1/2014              Baa3     1,529,038
               2,100,000 St. Charles Parish, LA, PCR Bonds, 8.25%
                         (Louisiana Power & Light Co.)/(Original Issue
                         Yield: 8.273%), 6/1/2014                              Baa3     2,274,027
               3,650,000 St. Charles Parish, LA, Solid Waste Disposal
                         Revenue Bonds (Series A), 7.00% (Louisiana Power
                         & Light Co.)/(Original Issue Yield: 7.04%),
                         12/1/2022                                             BBB      3,936,306
               3,000,000 St. James Parish, LA, Solid Waste Disposal Revenue
                         Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original
                         Issue Yield: 7.75%), 10/1/2022                         NR      3,236,880
                          Total                                                        27,250,169
                         MASSACHUSETTS--2.0%
   21,000,000 (a)Massachusetts IFA, Solid Waste Disposal Sr. Lien
                         Revenue Bonds (Series A), 9.00% (Massachusetts
                         Recycling Association), 8/1/2016                       NR      8,032,500
               1,000,000 Massachusetts State HFA, Revenue Refunding Bonds
                         (Series A), 6.30%, 10/1/2013                           A+      1,050,290
                          Total                                                         9,082,790
                         MICHIGAN--0.6%
                 145,000 Michigan State Housing Development Authority,
                         Single Family Housing Revenue Bonds (Series A)
                         7.55% (FHA GTD), 12/1/2014                            AA+        146,230

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         MICHIGAN--CONTINUED
 $               935,000 Michigan State Housing Development Authority, SFM
                         Revenue Bonds (Series B), 6.95%, 12/1/2020            AA+    $   986,818
               1,500,000 Western Townships MI, Utilities Authority, LT GO
                         SewerDisposal System Bonds, 8.20%, 1/1/2018           BBB+     1,598,025
                          Total                                                         2,731,073
                         MINNESOTA--8.6%
                 900,000 Burnsville, MN, Multifamily Housing Revenue
                         Refunding Bonds, Coventry Court Apartments, 7.50%
                         (FHA COL)/(Original Issue Yield: 7.56%), 9/1/2027     AAA        939,231
                 250,000 Centennial Independent School District No. 012,
                         MN, UT GO Bonds (Series A), 7.15% (FSA INS)/(PRF),
                         2/1/2011                                              AAA        266,995
                 140,000 Dakota County, MN Housing & Redevelopment
                         Authority, SFM Revenue Bonds, 7.20% (GNMA
                         GTD),
                         12/1/2009                                             AAA        143,182
                 100,000 Eden Prairie, MN Multifamily Housing, Multifamily
                         Mortgage Revenue Bonds, 7.875% (Preserve Place
                         Apartments)/(FHA GTD), 7/1/2017                       AAA        103,360
                 165,000 Hennepin Co. MN, Lease Revenue Certificates of
                         Participation (Series A), 6.80%, 5/15/2017             AA        179,264
                 200,000 Minneapolis, MN Multifamily Housing Authority,
                         Multifamily Housing Revenue Bonds, 7.125% (Seward
                         Towers)/(GNMA COL), 12/20/2010                        AAA        211,532
                 300,000 Minneapolis, MN Multifamily Housing Authority,
                         Multifamily Housing Revenue Bonds, Churchill
                         Project,
                         7.05% (FHA GTD), 10/1/2022                            AAA        319,845
                 250,000 Minnesota Public Facilities Authority, Water
                         Pollution Control Revenue Bonds (Series A), 6.95%
                         (PRF), 3/1/2013                                       AAA        275,945
               1,535,000 Minnesota State HFA, SFM Revenue Bonds (Series A),
                         7.95% (FHA GTD), 7/1/2022                             AA+      1,626,271
                 475,000 Minnesota State HFA, SFM Revenue Bonds (Series D),
                         8.05% (FHA GTD), 8/1/2018                             AA+        489,222

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         MINNESOTA--CONTINUED
 $             3,000,000 Minnesota State HFA, SFM Revenue Bonds (Series E),
                         6.85%, 1/1/2024                                       AA+    $ 3,156,450
                  35,000 Minnesota State HFA, SFM Revenue Bonds (Series B),
                         7.25% (Original Issue Yield: 7.311%), 7/1/2016        AA+         35,445
                 210,000 Minnesota State HFA, SFM Revenue Bonds (Series B),
                         7.30% (FHA LOC)/(Original Issue Yield: 7.342%),       AA+        220,229
                         1/1/2017
                 195,000 Minnesota State HFA, SFM Revenue Bonds (Series C),
                         7.10% (FHA COL), 7/1/2011                             AA+        205,797
                  85,000 Minnesota State HFA, SFM Revenue Bonds (Series C),
                         7.65% (FHA/VA Mortgages COL), 7/1/2008                AA+         89,676
               1,245,000 Minnesota State HFA, SFM Revenue Bonds (Series I),
                         6.25%, 1/1/2015                                       AA+      1,293,045
                 100,000 Minnetonka, MN, Multifamily Housing Revenue Bonds,
                         Cedare Hills East Project, 7.50% (FHA COL),
                         12/1/2017                                              A+        103,835
                 800,000 Minnetonka, MN, Multifamily Mortgage Revenue Bonds,
                         7.25% (Minnetonka Hills Apartments)/(Midwest Fed
                         Minneapolis LOC), 12/1/2002                           AAA        819,424
              10,000,000 Southern Minnesota Municipal Power Agency, Supply
                         System Revenue Bonds (Series A), 4.75% (MBIA INS)/
                         (Original Issue Yield: 5.52%), 1/1/2016               AAA      9,183,100
               9,000,000 St. Paul, MN Housing & Redevelopment Authority,
                         Hospital Revenue Refunding Bonds (Series A),
                         6.625% (Healtheast, MN)/(Original Issue Yield:
                         6.687%), 11/1/2017                                    BBB      9,527,850
               8,000,000 VRDC/IVRC Trust, GO Inverse Variable Rate
                         Certificates, 7.673% (Regents of University of
                         Minnesota), 5/18/2012                                  AA      8,830,000
                 200,000 Western Minnesota Municipal Power Agency, MN,
                         Transmission Revenue Refunding Bonds, 6.75%
                         (AMBAC INS)/(Original Issue Yield: 7.00%),            AAA        216,784
                         1/1/2016
                          Total                                                        38,236,482

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
LONG-TERM MUNICIPALS--CONTINUED
                         MONTANA--0.3%
 $             1,115,000 Montana State Board of Housing, SFM Revenue Bonds
                         (Series B-2), 7.50% (FHA GTD), 4/1/2023               Aa2    $ 1,178,455
                         NEVADA--0.3%
               1,000,000 Humboldt County, NV, PCR Bonds, 8.30% (Idaho Power
                         Co.), 12/1/2014                                        A+      1,189,710
                         NEW HAMPSHIRE--5.1%
               9,000,000 New Hampshire Higher Educational & Health
                         Facilities Authority, Hospital Revenue Bonds, 6.00%
                         (Nashua Memorial Hospital, NH)/(Original Issue
                         Yield: 6.40%), 10/1/2023                               A-      9,102,780
               1,080,000 New Hampshire Municipal Bond Bank, UT GO
                         Bonds (Series J), 6.90% (PRF)/(Original Issue
                         Yield:
                         6.95%), 1/15/2012                                      A+      1,186,121
               1,210,000 New Hampshire State HFA, SFM Revenue Bonds
                         (Series B), 7.75%, 7/1/2023                            A+      1,293,054
               6,105,000 New Hampshire State HFA, SFM Revenue Bonds
                         (Series D), 7.25%, 7/1/2015                            A+      6,425,451
               2,865,000 New Hampshire State IDA, PCR Bonds (Series A),
                         8.00% (United Illuminating Co.), 12/1/2014            BBB-     3,068,644
               1,500,000 New Hampshire State IDA, PCR Bonds (Series B),
                         10.75% (United Illuminating Co.), 10/1/2012           BBB-     1,553,730
                          Total                                                        22,629,780
                         NEW MEXICO--0.5%
               2,000,000 Farmington, NM, PCR Refunding Bonds (Series 1997),
                         6.375% (Public Service Co. New Mexico), 4/1/2022      BB+      2,085,300
                         NEW YORK--3.7%
               5,000,000 New York City, NY, Residual Interest Tax-Exempt
                         Securities (Series PA-147), 7.259%, 2/1/2005           NR      5,362,500
               2,500,000 New York State Energy Research & Development
                         Authority, Electric Facilities Revenue Bonds
                         (Series A), 7.50% (Consolidated Edison Co.)/
                         (Original Issue Yield: 7.65%), 1/1/2026                A+      2,672,550

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
LONG-TERM MUNICIPALS--CONTINUED
                         NEW YORK--CONTINUED
 $             2,900,000 New York State Environmental Facilities Corp., PCR
                         State Water Revolving Fund, 7.25% (Original Issue
                         Yield: 7.344%), 6/15/2010                              A     $ 3,221,900
               5,000,000 New York State Environmental Facilities
                         Corp., Solid Waste Disposal Revenue Bonds,
                         6.10% (Occidental Petroleum Corp.)/(Original
                         Issue Yield:
                         6.214%), 11/1/2030                                    BBB      5,097,000
                          Total                                                        16,353,950
                         NORTH CAROLINA--0.7%
               3,000,000 Martin County, NC IFA, (Series 1995) Solid Waste
                         Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.),
                         11/1/2025                                              A       3,092,070
                         NORTH DAKOTA--0.9%
               2,420,000 North Dakota State HFA, SFM Revenue Bonds (Series
                         C), 7.30%, 7/1/2024                                    A+      2,553,366
               1,420,000 North Dakota State HFA, SFM Revenue Bonds, Series
                         A, 6.75% (FHA COL), 7/1/2012                           A+      1,495,942
                          Total                                                         4,049,308
                         OHIO--0.7%
                 500,000 Ohio State Water Development Authority, PCR Bonds
                         (Series A), 8.10% (Ohio Edison Co.)/(Original
                         Issue Yield: 8.142%), 10/1/2023                       BB-        533,915
               1,250,000 Ohio State Water Development Authority, PCR Bonds
                         (Series A-1), 9.75% (Cleveland Electric
                         Illuminating Co.), 11/1/2022                          BB+      1,262,175
               1,500,000 Ohio State Water Development Authority, PCR
                         Refunding Revenue Bonds (Series 1997A), 6.10%
                         (Cleveland Electric Illuminating Co.), 8/1/2020       BB+      1,509,375
                          Total                                                         3,305,465
                         OKLAHOMA--2.9%
               4,585,000 Jackson County, OK Hospital Authority, Hospital
                         Revenue Refunding Bonds, 7.30% (Jackson County
                         Memorial Hospital, OK)/(Original Issue Yield: 7.40%),
                         8/1/2015                                               BB      4,764,365

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
LONG-TERM MUNICIPALS--CONTINUED
                         OKLAHOMA--CONTINUED
 $             1,250,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.375%
                         (American Airlines), 12/1/2020                        BBB-   $ 1,352,063
               6,200,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.60%
                         (American Airlines)/(Original Issue Yield:
                         7.931%), 12/1/2030                                    BBB-     6,793,898
                          Total                                                        12,910,326
                         PENNSYLVANIA--12.5%
               3,000,000 Allegheny County, PA HDA, Health & Education
                         Revenue Bonds, 7.00% (Rehabilitation Institute of
                         Pittsburgh)/(Original Issue Yield: 7.049%),
                         6/1/2010                                              BBB      3,209,280
               2,500,000 Allegheny County, PA HDA, Health & Education
                         Revenue Bonds, 7.00% (Rehabilitation Institute of
                         Pittsburgh)/(Original Issue Yield: 7.132%),
                         6/1/2022                                              BBB      2,669,000
               5,185,000 Allegheny County, PA Higher Education, Building
                         Authority Revenue Bonds, 7.375% (La Roche College),
                         7/15/2012                                              NR      5,370,208
               1,625,000 Allegheny County, PA IDA, Revenue Bonds, 8.75%
                         (United Parcel Service), 2/15/2009                     NR      1,706,364
                 665,000 Allegheny County, PA Residential Finance Agency,
                         Mortgage Revenue Bonds (Series G), 9.50% (GNMA
                         COL), 12/1/2018                                       Aaa        682,549
               3,000,000 Delaware County Authority, PA, College Revenue
                         Bonds, 7.25% (Eastern College)/(United States
                         Treasury PRF)/(Original Issue Yield: 7.875%),
                         3/1/2012                                               NR      3,425,430
               2,055,000 Erie County, PA Hospital Authority, Revenue Bonds,
                         7.50% (Erie Infants & Youth Home, Inc.), 10/1/2011     NR      2,167,100
                 400,000 Erie County, PA IDA, Pollution Control Revenue
                         Refunding Bonds, 7.15% (International Paper Co.),
                         9/1/2013                                               A3        433,180
               1,730,000 Northeastern, PA Hospital & Education Authority,
                         College Revenue Refunding Bonds (Series B),
                         6.00% (Kings College, PA)/(Original Issue
                         Yield:
                         6.174%), 7/15/2018                                    BBB      1,743,892
               3,500,000 Pennsylvania EDFA, Resource Recovery Revenue Bonds
                         (Series A), 6.40% (Northampton Generating),
                         1/1/2009                                               NR      3,591,595

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
LONG-TERM MUNICIPALS--CONTINUED
                         PENNSYLVANIA--CONTINUED
 $             8,000,000 Pennsylvania EDFA, Wastewater Treatment Revenue
                         Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original
                         Issue Yield: 7.653%), 12/1/2024                       BBB    $ 9,196,000
               6,000,000 Pennsylvania Housing Finance Authority, SFM
                         Revenue Bonds (Series 34-B), 7.00% (FHA GTD),
                         4/1/2024                                              AA+      6,358,380
               2,160,000 Pennsylvania Housing Finance Authority, SFM
                         Revenue Bonds (Series 28), 7.65% (FHA GTD),
                         10/1/2023                                             AA+      2,277,439
               1,740,000 Pennsylvania State Higher Education Facilities
                         Authority, College & University Revenue Bonds,
                         6.75% (Thiel College), 9/1/2017                        NR      1,825,382
               3,250,000 Pennsylvania State Higher Education Facilities
                         Authority, College & University Revenue Refunding
                         Bonds (Series A), 6.10% (Allegheny College,
                         Meadville, PA)/(Original Issue Yield: 6.23%),
                         11/1/2008                                             BBB+     3,337,945
               1,200,000 Pennsylvania State Higher Education Facilities
                         Authority, Revenue Bonds (Series 1996), 7.15%
                         (Thiel College), 5/15/2015                             NR      1,242,960
               3,875,000 Pennsylvania State Higher Education Facilities
                         Authority, Revenue Bonds (Series A), 7.375% (Medical
                         College of Pennsylvania)/(United States Treasury
                         PRF)/(Original Issue Yield: 7.45%), 3/1/2021          AAA      4,324,888
               1,750,000 Pennsylvania State Higher Education Facilities
                         Authority, Revenue Bonds (Series A), 8.375%
                         (Medical College of Pennsylvania)/(United States
                         Treasury PRF)/(Original Issue Yield: 8.448%),
                         3/1/2011                                              AAA      1,893,150
                          Total                                                        55,454,742
                         TENNESSEE--3.3%
               3,100,000 Springfield, TN Health & Educational Facilities
                         Board, Hospital Revenue Bonds, 8.25% (NorthCrest
                         Medical Center)/(Original Issue Yield: 8.50%),
                         4/1/2012                                               NR      3,390,284
               7,800,000 Springfield, TN Health & Educational Facilities
                         Board, Hospital Revenue Bonds, 8.50% (NorthCrest
                         Medical Center)/(Original Issue Yield: 8.875%),
                         4/1/2024                                               NR      8,591,934

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         TENNESSEE--CONTINUED
 $             2,695,000 Tennessee Housing Development Agency, Homeowner-
                         ship Program, Issue V Revenue Bonds, 7.65%,            AA    $ 2,856,646
                         7/1/2022
                          Total                                                        14,838,864
                         TEXAS--10.7%
               2,500,000 Brazos River Authority, TX, PCR Revenue Bonds
                         (Series A), 7.875% (Texas Utilities Electric Co.),    BBB+     2,761,450
                         3/1/2021
               1,800,000 Brazos River Authority, TX, PCR Revenue Bonds
                         (Series A), 8.125% (Texas Utilities Electric Co.),    BBB+     1,960,956
                         2/1/2020
               1,000,000 Brownsville, TX Utility System, Revenue
                         Bonds, 6.875% (AMBAC INS)/(PRF)/(Original
                         Issue Yield:
                         7.10%), 9/1/2020                                      AAA      1,091,700
               7,320,000 Dallas-Fort Worth, TX International Airport
                         Facilities, Revenue Bonds, 7.125% (Delta Air Lines,
                         Inc.)/(Original Issue Yield: 7.55%), 11/1/2026        BB+      7,820,468
               3,000,000 Dallas-Fort Worth, TX International Airport
                         Facilities, Revenue Bonds, 7.25% (American
                         Airlines)/(Original Issue Yield: 7.428%),
                         11/1/2030                                             BBB-     3,301,080
               2,370,000 Dallas-Fort Worth, TX International Airport
                         Facilities, Revenue Bonds, 7.50% (American
                         Airlines)/(Original Issue Yield: 8.20%), 11/1/2025    BBB-     2,564,506
               2,500,000 Dallas-Fort Worth, TX International Airport
                         Facilities, Revenue Bonds, 7.625% (Delta Air Lines,
                         Inc.)/(Original Issue Yield: 7.65%), 11/1/2021        BB+      2,762,375
               1,000,000 Guadalupe-Blanco River Authority TX, Industrial
                         Development Corp. PCR Bonds, 8.60% (A.P. Green
                         Industries), 4/1/2009                                  NR      1,059,620
               2,500,000 Guadalupe-Blanco River Authority TX, Industrial
                         Development Corp., PCR Bonds, 8.60% (A.P. Green
                         Industries), 4/1/2009                                  NR      2,787,550
               5,000,000 Gulf Coast, TX Waste Disposal Authority, Revenue
                         Bonds (Series A), 6.875% (Champion International
                         Corp.)/(Original Issue Yield: 7.15%), 12/1/2028       BBB      5,435,950

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         TEXAS--CONTINUED
 $             7,630,000 Richardson, TX Hospital Authority, Hospital
                         Refunding & Improvement Bonds, 6.75% (Richardson
                         Medical Center, TX)/(Original Issue Yield: 6.82%),
                         12/1/2023                                             BBB-   $ 8,091,615
               7,500,000 West Side Calhoun County, TX Navigation District,
                         Solid Waste Revenue Bond, 6.40% (Union Carbide
                         Corp.)/(Original Issue Yield: 6.437%), 5/1/2023       BBB      7,764,900
                          Total                                                        47,402,170
                         UTAH--5.3%
               1,000,000 Hildale, UT, Electric Revenue Bonds (Series 1995),
                         7.00%, 9/1/2002                                        NR      1,019,920
              20,000,000 Intermountain Power Agency, UT, Refunding
                         Revenue Bonds (Series A), 5.00% (Original
                         Issue Yield:
                         5.687%), 7/1/2023                                      A+     18,344,400
                 820,000 Utah State HFA, SFM Revenue Bonds (Series B-3),
                         7.10%, 7/1/2024                                        AA        862,402
               1,120,000 Utah State HFA, SFM Revenue Bonds (Series E-2),
                         7.15% (FHA GTD)/(Original Issue Yield: 7.169%),
                         7/1/2024                                               AA      1,177,938
               1,595,000 Utah State HFA, SFM Revenue Bonds, 7.55% (FHA GTD),
                         7/1/2023                                               AA      1,685,309
                 355,000 Utah State HFA, SFM Revenue Bonds, 7.75% (FHA GTD),
                         1/1/2023                                               AA        370,808
                          Total                                                        23,460,777
                         VIRGINIA--0.1%
                 500,000 Virginia State Housing Development Authority,
                         Commonwealth Mortgage (Series C, Subseries C-10),
                         6.50%, 7/1/2007                                       AA+        528,050
                         WASHINGTON--3.3%
               4,250,000 Pierce County, WA Economic Development Corp.,
                         Solid Waste Revenue Bond, 5.80% (Occidental
                         Petroleum Corp.)/(Original Issue Yield: 5.90%),
                         9/1/2029                                              BBB      4,242,605

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

   PRINCIPAL                                                                  CREDIT
     AMOUNT                                                                  RATING*       VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                         WASHINGTON--CONTINUED
 $             4,300,000 Port of Camas-Washougal, WA, PCR Refunding Bonds
                         (Series 1993), 6.70% (James River Project,
                         WA)/(Original Issue Yield: 6.75%), 4/1/2023           BBB-  $  4,492,468
               6,000,000 Washington State, UT GO (Series A), 5.375%
                         (Original Issue Yield: 6.00%), 7/1/2021               AAA      5,908,380
                          Total                                                        14,643,453
                        WEST VIRGINIA--0.5%
    5,000,000 (a)Marion County, WV County Commission, Solid Waste
                         Facility Revenue Bonds (Series 1993), 7.75%
                         (American Power Paper Recycling), 12/1/2011            NR      2,250,000
                         WISCONSIN--0.3%
                 945,000 Wisconsin Housing & Economic Development Authority,
                         Homeownership Revenue Bond (Series A), 7.10%,
                         3/1/2023                                               AA        999,716
                 285,000 Wisconsin Housing & Economic Development Authority,
                         Homeownership Revenue Bonds (Series E), 8.00%
                         (FHA GTD)/(Original Issue Yield: 8.044%), 3/1/2021     AA        293,598
                          Total                                                         1,293,314
                          TOTAL LONG-TERM MUNICIPALS
                          (IDENTIFIED COST $424,824,868)                              437,796,266
                          TOTAL INVESTMENTS (IDENTIFIED COST $426,324,868)(B)       $ 439,296,266


Securities that are subject to Alternative Minimum Tax represent 45.2% of the portfolio as calculated based upon total portfolio market value.

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $428,602,368. The net unrealized appreciation of investments on a federal tax basis amounts to $10,693,898 which is comprised of $26,672,896 appreciation and $15,978,998 depreciation at August 31, 1997.

* Please refer to the Appendix of the Prospectus for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($443,475,316) at August 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized EDFA --Economic Development Financing Authority FHA --Federal Housing Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HDA --Hospital Development Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IFA --Industrial Finance Authority INS --Insured IVRC --Inverse Variable Rate Certificate LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDC --Variable Rate Demand Certificate VRDNs --Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS (SERIES A), 9.00% (MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. On September 30, 1997, the Bankruptcy Court approved the terms of a settlement under which a new owner would acquire the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner will then enter into a fifteen-year lease guaranteed by the company that built the facility and will pledge the lease and guarantee as additional collateral for the Senior Lien Revenue Bonds. The settlement calls for the transfer and lease to take place before October 31, 1997. The settlement also anticipates that the Senior Lien Revenue Bonds may be replaced with refunding bonds in the face amount of $56.3 million by July 31, 1998. The Senior Lien Revenue Bonds will not produce any income until exchanged for such refunding bonds.

MARION COUNTY, WV COUNTY COMMISSION, SOLID WASTE FACILITY REVENUE BONDS (SERIES 1993), 7.75% (AMERICAN POWER PAPER RECYCLING)

There are $210.4 million face amount of these Revenue Bonds currently outstanding. On March 27, 1997, certain holders of the Revenue Bonds entered into a settlement agreement with the obligor, its partners and certain of their affiliates. In accordance with the settlement agreement, on May 30, 1997, the obligor filed a petition for relief under Chapter 7 of the Federal Bankruptcy Code. On July 1, 1997, the Bankruptcy Court approved the transfer of the facility to the obligor's majority limited partner subject to the Revenue Bonds. The transfer took place on September 29, 1997, and, on the same day, the majority limited partner filed for relief under Chapter 11 of the Federal Bankruptcy Code. The settlement agreement anticipates that the Revenue Bonds will be refunded with refunding bonds in the aggregate face amount of $92 million by the end of 1997. The Revenue Bonds will not produce any income until exchanged for such refunding bonds. Following the issuance of the refunding bonds, all equity in the majority limited partner will be transferred to a new owner that will complete and operate the facility.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

 ASSETS:
 Total investments in securities, at value (identified cost               $ 439,296,266
 $426,324,868 and tax cost $428,602,368)
 Cash                                                                            54,061
 Income receivable                                                            7,623,109
 Receivable for shares sold                                                     472,357
   Total assets                                                             447,445,793
 LIABILITIES:
 Payable for investments purchased                             $3,041,320
 Payable for shares redeemed                                      741,275
 Accrued expenses                                                 187,882
   Total liabilities                                                          3,970,477
 NET ASSETS for 41,567,229 shares outstanding                             $ 443,475,316
 NET ASSETS CONSIST OF:
 Paid in capital                                                          $ 440,354,246
 Net unrealized appreciation of investments                                  12,971,398
 Accumulated net realized loss on investments                                (9,645,293)
 Distributions in excess of net investment income                              (205,035)
   Total Net Assets                                                       $ 443,475,316
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($94,940,632 / 8,898,734 shares                       $10.67
 outstanding)
 Offering Price Per Share (100/95.50 of $10.67)*                                 $11.17
 Redemption Proceeds Per Share                                                   $10.67
 CLASS B SHARES:
 Net Asset Value Per Share ($14,996,896 / 1,406,348 shares                       $10.66
 outstanding)
 Offering Price Per Share                                                        $10.66
 Redemption Proceeds Per Share (94.50/100 of $10.66)**                           $10.07
 CLASS C SHARES:
 Net Asset Value Per Share ($1,949,849 / 182,884 shares                          $10.66
 outstanding)
 Offering Price Per Share                                                        $10.66
 Redemption Proceeds Per Share (99.00/100 of $10.66)**                           $10.55
 CLASS F SHARES:
 Net Asset Value Per Share ($331,587,939 / 31,079,263 shares                     $10.67
 outstanding)
 Offering Price Per Share (100/99.00 of $10.67)*                                 $10.78
 Redemption Proceeds Per Share (99.00/100 of $10.67)**                           $10.56

* See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

 INVESTMENT INCOME:
 Interest                                                                   $27,505,683
 EXPENSES:
 Investment advisory fee                                      $2,610,540
 Administrative personnel and services fee                       328,575
 Custodian fees                                                   47,347
 Transfer and dividend disbursing agent fees and expenses        315,943
 Directors'/Trustees' fees                                        15,385
 Auditing fees                                                    20,188
 Legal fees                                                       22,169
 Portfolio accounting fees                                       153,201
 Distribution services fee--Class B Shares                        60,402
 Distribution services fee--Class C Shares                        10,616
 Shareholder services fee--Class A Shares                        170,894
 Shareholder services fee--Class B Shares                         20,118
 Shareholder services fee--Class C Shares                          3,539
 Shareholder services fee--Class F Shares                        893,271
 Share registration costs                                         62,034
 Printing and postage                                             57,306
 Insurance premiums                                                6,550
 Taxes                                                             3,460
 Miscellaneous                                                    16,432
     Total expenses                                            4,817,970
 Waiver--
     Waiver of shareholder services fee--Class F Shares         (26,976)
         Net expenses                                                         4,790,994
                 Net investment income                                       22,714,689
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                             2,206,486
 Net change in unrealized appreciation of investments                        16,489,543
     Net realized and unrealized gain on investments                         18,696,029
         Change in net assets resulting from operations                     $41,410,718

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED AUGUST 31,
                                                           1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                               $  22,714,689      $   24,378,361
 Net realized gain (loss) on investments
 ($2,206,486 and ($3,794,684),
 respectively, as computed for federal tax               2,206,486            (116,813)
 purposes)
 Net change in unrealized                               16,489,543         (13,721,871)
 appreciation/depreciation
  Change in net assets resulting from operations        41,410,718          10,539,677
 NET EQUALIZATION CREDITS (DEBITS)--                        21,898             (42,870)
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                        (3,383,555)                --
  Class B Shares                                          (342,071)                --
  Class C Shares                                           (63,260)                --
  Class F Shares                                       (19,546,786)        (24,971,054)
   Change in net assets resulting from
   distributions to shareholders                       (23,335,672)        (24,971,054)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                           37,024,060          20,142,447
 Proceeds from shares issued in connection with         93,815,812              --
 the acquisitions
 Net asset value of shares issued to shareholders
 in payment of distributions declared                   14,141,468          14,912,188
 Cost of shares redeemed                              (102,632,146)        (63,560,851)
  Change in net assets resulting from share             42,349,194         (28,506,216)
  transactions
   Change in net assets                                 60,446,138         (42,980,463)
 NET ASSETS:
 Beginning of period                                   383,029,178         426,009,641
 End of period (including undistributed net
 investment income
 of $0 and $773,562, respectively)                  $  443,475,316     $   383,029,178

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 43.

                                                                     YEAR ENDED
                                                                      AUGUST 31,
                                                                   1997       1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.33        $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.58          0.08
  Net realized and unrealized gain (loss) on investments          0.33         (0.12)
  Total from investment operations                                0.91         (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.57)        (0.05)
 NET ASSET VALUE, END OF PERIOD                                 $10.67        $10.33
 TOTAL RETURN(B)                                                  9.07%        (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        1.09%         0.84%*
  Net investment income                                           5.29%         6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $94,941          $296
  Portfolio turnover                                                20%           22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 43.

                                                                     YEAR ENDED
                                                                     AUGUST 31,
                                                                 1997         1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.33        $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.51          0.08
  Net realized and unrealized gain (loss) on investments          0.31         (0.12)
  Total from investment operations                                0.82         (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.49)        (0.05)
 NET ASSET VALUE, END OF PERIOD                                 $10.66        $10.33
 TOTAL RETURN(B)                                                  8.17%        (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        1.84%         0.84%*
  Net investment income                                           4.55%         6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $14,997          $296
  Portfolio turnover                                                20%           22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 43.

                              YEAR ENDED
                              AUGUST 31,
                             1997 1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $10.33       $10.42
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.50         0.08
  Net realized and unrealized gain (loss) on investments            0.32        (0.12)
  Total from investment operations                                  0.82        (0.04)
 LESS DISTRIBUTIONS
  Distributions from net investment income                         (0.49)       (0.05)
 NET ASSET VALUE, END OF PERIOD                                   $10.66       $10.33
 TOTAL RETURN(B)                                                    8.17%       (0.36%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                          1.86%        0.84%*
  Net investment income                                             4.51%        6.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $1,950         $296
  Portfolio turnover                                                  20%          22%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 43.

                                                                  YEAR ENDED AUGUST 31,
                                                 1997       1996        1995        1994         1993
 NET ASSET VALUE, BEGINNING OF PERIOD           $10.33     $10.71      $10.56      $11.28       $10.78
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.54       0.69        0.63        0.61         0.62
  Net realized and unrealized gain (loss)
  on investments                                  0.37      (0.42)       0.15       (0.73)        0.51
  Total from investment operations                0.91       0.27        0.78       (0.12)        1.13
 LESS DISTRIBUTIONS
  Distributions from net investment income       (0.57)     (0.65)      (0.63)      (0.60)       (0.63)
 NET ASSET VALUE, END OF PERIOD                 $10.67     $10.33      $10.71      $10.56       $11.28
 TOTAL RETURN(A)                                  9.07%      2.47%       7.73%      (1.06%)      10.86%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        1.08%      1.08%       1.08%       1.09%        1.09%
  Net investment income                           5.23%      5.91%       6.18%       5.56%        5.65%
  Expense waiver/reimbursement(b)                 0.01%      0.01%       0.00%       0.00%        0.00%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $331,588   $383,028    $426,010    $472,232      $458,331
  Portfolio turnover                                20%        22%         13%         27%           7%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1997

1. ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax.

The Fund offers four classes of shares: Class A Shares, Class B
Shares, Class C Shares, and Class F Shares.

On December 13, 1996, the Fund acquired all the net assets of State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund pursuant to a plan of reorganization approved by State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund shareholders on December 12, 1996. The acquisition was accomplished by a tax-free exchange of 9,405,099 of the Fund's Class A Shares (valued at $93,815,812) for 1,733,291 shares of State Bond Minnesota Tax-Free Income Fund and 7,388,723 shares of State Bond Tax-Exempt Fund. State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund net assets at that date ($18,351,963 and $79,930,763, respectively), including unrealized appreciation of $584,534 and $3,882,941, respectively, were combined with those of the Fund. The aggregate net assets at that date of the Fund, State Bond Minnesota Tax-Free Income Fund, and State Bond Tax-Exempt Fund immediately before acquisition were $384,839,379, $18,351,963, and $79,930,763, respectively.
Immediately after the acquisition, the combined aggregate net assets of the Fund were $483,122,105.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for accumulated equalization and limitations on capital loss carryforwards created prior to fund mergers. The following reclassifications have been made to the financial statements.

                     INCREASE (DECREASE)
                     UNDISTRIBUTED NET       ACCUMULATED
   PAID-IN CAPITAL   INVESTMENT INCOME    NET REALIZED LOSS
    $1,890,841           ($379,512)          ($1,511,329)

  Net investment income, net realized gains, and net assets were not affected by this reclassification.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $9,645,293, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION     EXPIRATION
       YEAR          AMOUNT
      2002        $   944,580
      2003          4,906,029
      2004          3,794,684

  EQUALIZATION-- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares equivalent (on a per share basis) to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At August 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                        NUMBER OF PAR VALUE
 SHARE CLASS NAME     CAPITAL STOCK AUTHORIZED
 Class A Shares             500,000,000
 Class B Shares             500,000,000
 Class C Shares             500,000,000
 Class F Shares             500,000,000

Transactions in capital stock were as follows:

                                                                 YEAR ENDED AUGUST 31,
                                                     1997                              1996(A)
 CLASS A SHARES                             SHARES           AMOUNT        SHARES             AMOUNT
 Shares sold                                654,338     $   6,738,299           28.662   $        299.97
 Shares issued in connection with the
 acquisition                              9,405,099        93,815,812               --                --
 Shares issued to shareholders in
 payment of distributions declared          226,565         2,371,090            0.049              0.51
 Shares redeemed                         (1,387,296)      (14,487,278)          (0.048)            (0.50)
  Net change resulting from Class A
  Share transactions                      8,898,706     $  88,437,923           28.663   $        299.98

                                                                 YEAR ENDED AUGUST 31,
                                                     1997                              1996(A)
 CLASS B SHARES                             SHARES           AMOUNT          SHARES           AMOUNT
 Shares sold                              1,566,410     $  16,385,580           28.662   $        299.97
 Shares issued to shareholders in
 payment of distributions declared           16,534           172,989            0.049              0.51
 Shares redeemed                           (176,625)       (1,853,974)          (0.048)            (0.50)
  Net change resulting from Class B
  Share transactions                      1,406,319     $  14,704,595           28.663   $        299.98

(a) For the period from August 5, 1996, to August 31, 1996.

                                                                 YEAR ENDED AUGUST 31,
                                                    1997                              1996(A)
 CLASS C SHARES                             SHARES          AMOUNT           SHARES           AMOUNT
 Shares sold                                183,002     $   1,913,194           28.662   $        299.97
 Shares issued to shareholders in
 payment of distributions declared            5,466            57,137            0.049              0.51
 Shares redeemed                             (5,613)          (58,379)          (0.048)            (0.50)
  Net change resulting from Class C
  Share transactions                        182,855     $   1,911,952           28.663   $        299.98

(a) For the period from August 5, 1996, to August 31, 1996.

                                                                 YEAR ENDED AUGUST 31,
                                                   1997                                1996
 CLASS F SHARES                          SHARES             AMOUNT           SHARES          AMOUNT
 Shares sold                              1,147,025     $  11,986,987        1,882,962   $    20,141,547
 Shares issued to
 shareholders in
 payment of distributions                 1,104,524        11,540,252        1,401,501        14,912,186
 declared
 Shares redeemed                         (8,247,527)      (86,232,515)      (5,975,778)      (63,560,849)
  Net change resulting from
  Class F
  Share transactions                     (5,995,978)    $ (62,705,276)      (2,691,315)   $  (28,507,116)
  Net change resulting from
  Fund share transactions                 4,491,902     $  42,349,194   (2,691,229.011)   $  (28,506,216)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser, receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

                         PERCENTAGE OF AVERAGE
   SHARE CLASS NAME        DAILY NET ASSETS
   Class A Shares              0.25%
   Class B Shares              0.75%
   Class C Shares              0.75%
   Class F Shares              0.25%

  For the period ended August 31, 1997, Class A Shares and Class F Shares did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS-- During the period ended August 31, 1997, the Corporation engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $86,970,000 and $87,262,500, respectively.

  GENERAL-- Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended August 31, 1997, were as follows:

PURCHASES      $ 95,919,852
SALES          $ 76,264,374

6. INVESTMENT RISK

  INVESTMENT RISK-- Although the Fund has a diversified portfolio, the Fund has 22% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $10,282,500, representing 2.3% of the Fund's net assets at August 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of FEDERATED MUNICIPAL
OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. as of August 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 13, 1997

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic}
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com
Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101
G01091-01 (10/97)
[Graphic}






                               APPENDIX

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

A. The graphic representation here displayed entitled "Initial Investment of $11000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $11,000/1,089 Shares investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $11,000 in the Fund on 4/10/87, would have a reinvested total worth of $22,693/2,127 on 8/31/97. The "x" axis reflects computation periods from 4/10/87 to 8/31/97. The right margin of the chart reflects the ending values of a hypothetical investment of $11,000 in the Fund measured in increments of $5,000 ranging from $0 to $25,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1,000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $1,000 investment in the Fund (totaling $11,000 by 8/31/97). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Class F Shares of Federated Municipal Opportunities Fund, Inc. beginning on 4/10/87 would have a reinvested total value of $16,009/1,500 shares on 8/31/97. The "x" axis reflects computation periods from 4/10/87 to 8/31/97. The right margin of the chart reflects the ending values of a hypothetical annual investment of $1,000 in the Fund measured in increments of $2,000 ranging from $0 to $18,000.

C. The graphic representation here displayed, entitled "Income Over Time," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") the darker-shaded portion represents the Principal Value of Continuing Investments (totaling $98,421 by 8/31/97). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/495 Shares investment in the Fund on 4/10/87 and additional investments of $500 on the first of every month following would have grown to a reinvested total value of $98,421/9,224 Shares on 8/31/97. The "x" axis reflects computation periods from 4/10/87 to 8/31/97. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent annual investments in the Fund measured in increments of $20,000 ranging from $0 to $120,000.

D. The graphic representation here displayed consists of a list entitled "Rating Distribution." The list includes the credit quality of Federated Municipal Opportunities Fund, Inc.'s portfolio of investments as rated by Standard & Poor's as of 8/31/97:

         Cash Equivalents  0.3%
         BB                         6.4%
         AA                         11.1%
         A                          15.4%
         Non-Rated                  16.0%
         AAA                        17.7%
         BBB                        33.1%

E. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund and the LBRBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/97. The "y" axis reflects the cost of investment in $1,000 increments ranging from $9,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI; the ending values are $10,327 and $10,979, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1997; the Average Annual Total Returns are 4.13% and 3.54 %, respectively.

F. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund and the LBRBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/97. The "y" axis reflects the cost of investment in $1,000 increments ranging from $9,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI; the ending values are $10,232 and $10,979, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1997; the Average Annual Total Returns are 2.39% and 2.64 %, respectively.

G. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund and the LBRBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/97. The "y" axis reflects the cost of investment in $1,000 increments ranging from $9,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI; the ending values are $10,724 and $10,979, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1997; the Average Annual Total Returns are 7.16% and 7.26 %, respectively.

H. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund and the LBRBI. The "x" axis reflects computation periods from 8/31/87 to 8/31/97. The "y" axis reflects the cost of investment in $3,000 increments ranging from $9,000 to $24,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI; the ending values are $19,939 and $23,346, respectively. Below the legend is the Average Annual Total Returns for the one-year, five-year, ten-year and Start of Performance (4/10/87) for the period ended August 31,1997; the Average Annual Total Returns are 7.01%, 5.50%, 7.14%, and 7.22%, respectively.